Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - Nonvested - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Outstanding non-vested stock options - beginning of year (in shares)	0	71,732	175,197
Grants in period (shares)	0	0	0
Vested (in shares)	0	(71,732)	(100,437)
Forfeited / expired (in shares)	0	0	(3,028)
Outstanding non-vested stock options - end of year (in shares)	0	0	71,732
Weighted-Average Grant Date Fair Value
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 0	$ 8.00	$ 8.30
Granted (in dollars per share)	0	0	0
Vested (in dollars per share)	0	8.00	8.29
Forfeited / expired (in dollars per share)	0	0	15.73
Outstanding non-vested stock options - end of year (in dollars per share)	$ 0	$ 0	$ 8.00